REVENUES - Revenues by Service Line (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenues	$ 1,430	$ 1,619	$ 1,561
Gas Transmission
Disclosure of operating segments [line items]
Revenues	942	1,141	1,112
Distribution
Disclosure of operating segments [line items]
Revenues	346	307	286
Connections
Disclosure of operating segments [line items]
Revenues	118	152	139
Other
Disclosure of operating segments [line items]
Revenues	$ 24	$ 19	$ 24